SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 33,951	$ 54,832
Deferred tax liabilities	(445,125)	(397,426)
Deferred tax liabilities, net	(411,174)	(342,594)
Provision of credit loss	33,951	54,832
Total deferred tax assets	33,951	54,832
Property, plant and equipment	(30,383)	(50,572)
Right-of-use assets – finance lease	(414,742)	(346,854)
Total deferred tax liabilities	(445,125)	(397,426)
Net deferred tax liabilities	$ (411,174)	$ (342,594)